SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL.
SHARE CAPITAL

25. Share Capital

Authorized

Common Shares

The company is authorized to issue an unlimited number of common shares without nominal or par value.

Preferred Shares

The company is authorized to issue an unlimited number of senior and junior preferred shares in series, without nominal or par value.

Normal Course Issuer Bid

On May 1, 2019, the company announced its intention to renew its existing normal course issuer bid program (the 2019 NCIB) to continue to repurchase shares under its share buyback program through the facilities of the Toronto Stock Exchange (TSX), the New York Stock Exchange (NYSE) and/or alternative trading platforms. Pursuant to the 2019 NCIB, the company was permitted to purchase for cancellation up to 50,252,231 of its common shares between May 6, 2019 and May 5, 2020. On December 23, 2019, the company announced an amendment to the 2019 NCIB, effective as of December 30, 2019, which allowed the company to increase the maximum number of common shares that could have been repurchased between May 6, 2019 and May 5, 2020 to 78,549,178. Due to the COVID-19 pandemic, which caused a significant decline in the price of commodities, the company did not renew its 2019 NCIB during 2020.

Subsequent to December 31, 2020, the TSX accepted a notice filed by the company to commence a normal course issuer bid to repurchase shares through the facilities of the TSX, NYSE and/or alternative trading platforms. The notice provides that, beginning February 8, 2021 and ending February 7, 2022, the company may repurchase for cancellation up to 44,000,000 common shares, which is equal to approximately 2.9% of the company's issued and outstanding common shares. As at January 31, 2021, the company had 1,525,150,794 common shares issued and outstanding.

The following table summarizes the share repurchase activities during the period:

($ millions, except as noted)	2020	2019

Share repurchase activities (thousands of common shares)

Shares repurchased	7 527	55 298

Amounts charged to

Share capital	124	905

Retained earnings	183	1 369

Share repurchase cost	307	2 274

Average repurchase cost per share	40.83	41.12

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

($ millions)	December 31 2020	December 31 2019

Amounts charged to

Share capital	—	65

Retained earnings	—	103

Liability for share purchase commitment	—	168